Consolidated Balance Sheets - USD ($)	Feb. 28, 2019	Aug. 31, 2018
Current Assets
Cash	$ 10,024	$ 10,704
Accounts Receivable	2,060	4,120
Total Current Assets	12,084	14,824
Current liabilities:
Accrued Liabilities	1,620	3,780
Related Party Payable	0	1,910
Total current liabilities	1,620	5,690
Total current assets	1,620	5,690
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares	1,240	1,240
Additional paid-in capital	10,760	10,760
Accumulated Earnings (Deficit)	(1,536)	(2,866)
TOTAL STOCKHOLDERS' EQUITY	10,464	9,135
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 12,084	$ 14,824